Related party transactions (Details) - Cespira - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Receivables	$ 241		$ 241		$ 4,973
Payables	161		161		$ 1,137
Sales of goods, services, and other income
Related Party Transaction [Line Items]
Transaction amount	136	$ 2,677	15,679	$ 3,338
Inventory purchased, services and other expenses
Related Party Transaction [Line Items]
Transaction amount	$ 226	$ 0	$ 1,470	$ 0